Interim Consolidated Statements of Income/Loss and Other Comprehensive Income/Loss - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Revenues:
Products	$ 2,343	$ 1,934		$ 8,933
Revenue from services	32,616	459		1,185
Revenue	34,959	2,393		10,118
Cost of revenues:
Products	1,933	1,587		4,938
Revenue from services	26,834	202		379
Cost of revenue	28,767	1,789		5,317
Gross Profit	6,192	604		4,801
Research and development expenses	2,047	755		1,045
Sales and marketing expenses	2,112	624		1,988
General and administrative expenses	5,638	4,417		9,964
Net change in fair value of financial assets at fair value through profit or loss	813	(583)		(713)
Share of net loss of associates accounted for using the equity method	1,910	419		2,149
Amortization of excess purchase price of an associate				263
Operating loss	(6,328)	(5,028)		(9,895)
Gain upon loss of control in a subsidiary		(11,502)		(11,465)
Gain from initial recognition of assets and liabilities upon control obtained in an associate	(2,300)
Gain from sale of investments	(68)	(2,025)		(2,025)
Other income	(176)	(299)		(494)
Changes in fair value of warrants issued to investors	99	474		(484)
Changes in fair value of commitment to issue shares	63			75
Financial loss, net	793	403		347
Profit (Loss) before taxes on income	(4,739)	7,921		4,151
Tax benefit (expense)	(9)	6		(105)
Net profit (loss) for the period	(4,748)	7,927		4,046
Items that may be reclassified to profit or loss
Share of other comprehensive income (loss) of associates accounted for using the equity method	(125)	(104)		191
Share of other comprehensive loss of currency translation of subsidiaries	(836)
Items that will not be reclassified to profit or loss
Share of other comprehensive income (loss) of associates accounted for using the equity method		37		(29)
Other comprehensive income (loss) for the period	(961)	(67)		162
Total comprehensive income (loss) for the period	(5,709)	7,860		4,208
Net profit (loss) for the period is attributable to:
Owners of Medigus	(3,590)	9,785		6,794
Non-controlling interest	(1,158)	(1,858)		(2,748)
Loss for the year	(4,748)	7,927		4,046
Total comprehensive income (loss) for the period is attributable to:
Owners of Medigus	(4,275)	9,746		6,881
Non-controlling interest	(1,434)	(1,886)		(2,673)
Total comprehensive income (loss) for the period	$ (5,709)	$ 7,860		$ 4,208
Earning (Loss) per ordinary share attributed to Medigus ltd
Basic (in Dollars per share)	$ (0.15)	$ 0.02		$ 0.01
Diluted (in Dollars per share)	$ (0.15)	$ 0.04		$ 0.01
Weighted average ordinary shares outstanding (In thousands)
Basic (in Shares)	24,109	22,212	[1]	23,035	[1]
Diluted (in Shares)	24,109	22,212	[1]	23,035	[1]

[1]	Restated to reflect the reverse split at a ratio of 20:1 occurred effected on July 8, 2022 – see also note 8.